UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       03/31/09
                                                     --------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
           ---------------------------------
Address:   410 Park Avenue
           ---------------------------------
           Suite 1510
           ---------------------------------
           New York, NY 10005
           ---------------------------------

Form 13F File Number: 28-4502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Guy Wyser-Pratte
         ---------------------------------
Title:   President
         ---------------------------------
Phone:   (646) 735-5075
         ---------------------------------

Signature, Place, and Date of Signing:


/s/ Guy Wyser-Pratte
--------------------
[Signature]

New York, NY
--------------------
[City, State]

April 30, 2009
--------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None

--------------------------------------------------------------------------------


Form 13F Information Table Entry Total:


         2

--------------------------------------------------------------------------------



Form 13F Information Table Value Total:

         $6,275,508.21

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER      TITLE OF CLASS      CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
-------------------------- ---------------- -----------  -------- -------- --- ---- ------- ------------ -------- -------- --------
PAR  TECHNOLOGY CORP         COM            698884 10 3    390.5   76,117  SH        SOLE                  76,117
COMPASS MINERALS INTL INC    COM            20451N 10 1  5,885    104,400  SH        SOLE                 104,400

